Intangible Assets and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at beginning of period	$ 4,738
Goodwill acquired in SBTech Acquisition	538,240
Cumulative Translation Adjustment	26,625
Balance at end of period	569,603	$ 4,738
Impairment of goodwill	0	0	$ 0
B2C segments
Balance at beginning of period	4,738
Goodwill acquired in SBTech Acquisition	348,345
Cumulative Translation Adjustment	0
Balance at end of period	353,083	4,738
B2B segments
Balance at beginning of period	0
Goodwill acquired in SBTech Acquisition	189,895
Cumulative Translation Adjustment	26,625
Balance at end of period	$ 216,520	$ 0